FINANCIAL INSTRUMENTS - Prospective and retrospective tests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS
Current assets	R$ 2,846	R$ 30,711
Non-current assets		2,706
Unrealized losses on financial instruments
Current liabilities		(5,245)
Net Income
Gains on financial instruments	5,518	49,576
Losses on financial instruments	(20,636)	(17,484)
Gains (losses) on financial instruments recognized in Net Income	(15,118)	32,092	R$ (9,441)
Other comprehensive income
Gains on financial instruments	3,502	11,947	R$ (11,364)
Gains on financial instruments recognized in other comprehensive income	3,502	11,947
Unrealized gains on financial instruments - Derivative instruments
FINANCIAL INSTRUMENTS
Current assets	2,846	30,711
Non-current assets		2,706
Unrealized gains on financial instruments	R$ 2,846	33,417
Unrealized losses on financial instruments - Derivative instruments
Unrealized losses on financial instruments
Current liabilities		(5,245)
Unrealized losses on financial instruments		R$ (5,245)